Prepaid expenses and other assets (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Summary of prepaid expenses and other current assets

The Company had the following prepaid expenses at the end of each reporting period:

	June 30,	December 31,
	2024	2023
	$	$
Prepaid insurance	4	81
Prepaid research and development	681	97
Other	309	112
	994	290